13. GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
IfrsStatementLineItems [Line Items]
Wages and benefits	$ 805	$ 1,589	$ 265	$ 989
Share-based compensation			5,939	127
Professional fees	95	127	118	332
Depreciation and amortization			558	600
Other financial fees	32	76	39	167
General and administrative expenses	9,370	1,137	13,382	2,630
Selling, general and administrative expense [member]
IfrsStatementLineItems [Line Items]
Wages and benefits	933	287	2,193	849
Share-based compensation	5,250	115	5,735	153
Professional fees	1,072	198	2,204	499
Consulting fees	155	27	435	75
Travelling, representation and convention	79	49	205	176
Office and administration	1,227	189	1,468	366
Depreciation and amortization	168	207	365	414
Other financial fees	9	27	17	59
General and administrative expenses	$ 9,370	$ 1,137	$ 13,382	$ 2,630